Premises and Equipment (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Property, Plant and Equipment [Line Items]
Land	¥ 266,827	¥ 242,056
Buildings	710,226	675,630
Equipment and furniture	466,667	461,359
Leasehold improvements	88,107	90,004
Construction in progress	28,777	22,421
Software	683,514	645,321
Total	2,244,118	2,136,791
Less: Accumulated depreciation and amortization	1,129,914	1,088,874
Premises and equipment-net	¥ 1,114,204	¥ 1,047,917